Stock-based Compensation	6 Months Ended
Jun. 30, 2023
Stock-based Compensation [Abstract]
STOCK-BASED COMPENSATION

10. Stock-based Compensation

2018 Long Term Incentive Plan

On July 24, 2018, the Company’s Board adopted the 2018 Long Term Incentive Plan (the “2018 Plan”) which permits granting of incentive stock options (they must meet all statutory requirements), non-qualified stock options, stock appreciation rights, restricted stock, stock units, performance shares, performance units, incentive bonus awards, and other cash-based or stock-based awards. In June 2021, in connection with the IPO, the 2018 Plan was amended so that stock issued pursuant to the 2018 Plan would be the common stock of the Company. Pursuant to the 2018 Plan, stock options must expire within 10 years and must be granted with exercise prices of no less than the fair value of the common stock on the grant date, as determined by the Board of Directors. As of June 30, 2023, 38,354,118 shares of common stock were authorized for issuance under the 2018 Plan, of which 584,952 remain available for issuance.

2022 Long Term Incentive Plan

On September 27, 2022, the Company’s stockholders approved the adoption of the 2022 Long Term Incentive Plan (the “2022 Plan”) which permits granting of incentive stock options (they must meet all statutory requirements), non-qualified stock options, stock appreciation rights, restricted stock, stock units, performance shares, performance units, incentive bonus awards, and other cash-based or stock-based awards. Pursuant to the 2022 Plan, stock options must expire within 10 years and must be granted with exercise prices of no less than the fair value of the common stock on the grant date, as determined by the Board of Directors. As of June 30, 2023, 20,000,000 shares of common stock were authorized for issuance under the 2022 Plan, of which 18,485,000 remain available for issuance.

Restricted Stock Awards

The RSAs generally vest over four years. A summary of RSA activities for the six months ended June 30, 2023 are presented below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share US$
Nonvested as of January 1, 2023	312,502	$0.10
Vested	(312,502)	$0.10
Nonvested as of June 30, 2023	-	$-

Restricted Stock Units

The RSUs generally vest over three years. A summary of RSU activities for the six months ended June 30, 2023 are presented below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share US$
Nonvested as of January 1, 2023	-	$-
Granted	600,000	$0.45
Nonvested as of June 30, 2023	600,000	$0.45

Stock Options

The fair value of each employee and non-employee stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company’s common stock became publicly traded on July 22, 2021 and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. Due to the lack of historical exercise history, the expected term of the Company’s stock options for employees has been determined utilizing the simplified method by taking an average of the vesting periods and the original contractual terms for each award. The expected term of stock options granted to non-employees is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the US. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

In applying the Black Scholes option pricing model, the Company used the following assumptions for stock options granted in the six months ended June 30, 2023:

Six Months Ended
June 30, 2023
Exercise price (per share)	$0.44
Expected term (years)	6.0
Volatility (annual)	72%
Risk-free rate	3.5%
Dividend yield (per share)	0%

A summary of stock options activity for the six months ended June 30, 2023 is presented below:

	Stock Options	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2023	36,124,000	$0.20	7.3	$6,831
Options granted	2,511,000	$0.44
Options forfeited	(163,334)	$0.35
Options exercised	(220,000)	$0.17
Options cancelled	(210,000)	$0.19
Outstanding as of June 30, 2023	38,041,666	$0.21	7.0	$12,426
Options vested and exercisable as of June 30, 2023	30,265,209	$0.17	6.6	$11,244

The Company recorded stock-based compensation expense for stock options and restricted stock of $0.3 million and $0.7 million for the three and six months ended June 30, 2023, respectively, and $0.3 million and $0.6 million for the three and six months ended June 30, 2022, respectively, in general and administrative expenses in the condensed consolidated statements of operations.

As of June 30, 2023, there was approximately $1.7 million and $0.2 million of unrecognized stock-based compensation related to stock option grants and restricted stock unit grants, respectively, that will be amortized over a weighted average period of 1.2 years and 1.3 years, respectively.

During the year ended December 31, 2018, the Company granted of 10,039,926 stock options to investors (the “Investor Options”) that were approved by the Board of Directors outside of the 2018 Plan. As of June 30, 2023, 9,681,354 Investor Options are outstanding and will expire in November 2023. The Investor Options have an exercise price of $0.20 per share. As of June 30, 2023, there is no unrecognized stock-based compensation expense related to the Investor Options.

As of June 30, 2023, the Company has outstanding stock options, issued to an investor, to purchase 210,000 shares of the Company’s common stock (the “ASC 815 Options”) at a price of $0.19 per share that expire in December 2023. The ASC 815 Options have a grant date fair value of $0.21 per share and are equity-classified stock options in accordance with ASC 815.